Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2013 PGP programme [Member] USD ($)	Jun. 30, 2013 PGP programme [Member] CNY	Jun. 30, 2013 PGP programme [Member] Over Next Five Years And Thereafter [Member] USD ($)	Jun. 30, 2013 PGP programme [Member] Over Next Five Years And Thereafter [Member] CNY	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Bio Pacific Ventures [Member] USD ($)	Jun. 30, 2013 Bio Pacific Ventures [Member] CNY	Jun. 30, 2013 Beijing Zhongnong Seed Industry Co [Member] CNY	Jun. 30, 2013 Peoples Republic Of China [Member] USD ($)	Jun. 30, 2013 Peoples Republic Of China [Member] CNY
Operating Leases, Rent Expense, Net	28,500,000		101,300,000	158,900,000	3,800,000
Purchase Commitments Future Minimum Purchase Payments		5,200,000	32,100,000
Committed Amount For Investment		10,900,000	66,900,000
Anticipated Lifespan Of Investment		12 years	12 years
Investments under equity method	61,300,000	4,696,000	28,824,000	63,304,000								10,300,000	63,500,000	11,000,000
Equity Method Investment, Ownership Percentage														53.84%
Investments In Affiliates Subsidiaries Conditional Amount			35,000,000
Unrecognized Tax Benefits	3,759,000	612,000	3,759,000	3,759,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	7,519,000	1,253,000	7,687,000	5,115,000											640,000	3,928,000
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid		3,750,000
Lease Period Term										20 years	1 year
Purchase Commitment, Remaining Minimum Amount Committed		1,400,000	8,600,000
Contributions To Development Programme						$ 200,000	1,500,000	$ 2,800,000	17,400,000
Commitment to contribute to partnership period		over the next 5 years	over the next 5 years